DERIVATIVES - Summary of Derivative Financial Instruments and Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	$ 823,585	$ 913,324
Estimate Fair Value Gain	11,399	13,477
Estimate Fair Value Loss	(11,916)	(14,431)
Fair Value Hedges | Pay fixed interest rate swaps with counterparty | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	8,739	9,836
Estimate Fair Value Gain	0	0
Estimate Fair Value Loss	(440)	(865)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	407,423	451,744
Estimate Fair Value Gain	249	1,767
Estimate Fair Value Loss	(11,227)	(11,799)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	407,423	451,744
Estimate Fair Value Gain	11,150	11,710
Estimate Fair Value Loss	$ (249)	$ (1,767)